Share Capital and Share Premium	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

9.       Share Capital and Share Premium

The authorized share capital of Globus consisted of the following:

	December 31,
	2025	2024	2023
Authorized share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorized share capital	2,200	2,200	2,200

9.       Share Capital and Share Premium (continued)

Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share. Each holder of Class B common shares may convert, at its option, any or all of the Class B common shares held by such holder into an equal number of common shares.

As at December 31, 2025, the Company had 21,582,301 common shares issued and fully paid. As at December 31, 2024 and 2023 the Company had 20,582,301 common shares issued and fully paid. During the period ended December 31, 2025, 1,000,000 common shares were issued following the recommendations by the Company’s Remuneration Committee, the Company approved a merit-based compensation consisting of $500, and the issuance of 1,000,000 of its common stock to Goldenmare Limited, a Marshall Islands company that provides shipping brokering and consulting services to the Company and is an affiliate of the Company’s CEO and CFO. The share grant was made pursuant to the Company’s 2024 Equity Incentive Plan and the Stock Award Agreement dated November 26, 2025. In connection with the grant, the Company also entered into a Registration Rights Agreement with Goldenmare Limited. This agreement allows Goldenmare Limited and its affiliates, under certain conditions, to require the company to register their shares and certain other securities for resale under the Securities Act. Once the company becomes eligible to use Form F-3, Goldenmare can request shelf registration statements to sell these securities over time. They may also request underwritten offerings (shelf takedowns) and participate in piggyback registrations when other shareholders or the company conduct registered offerings. The company will cover certain registration expenses and indemnify Goldenmare and its affiliates against certain liabilities related to these registrations. As of November 26, 2025, the issuance date of the shares, the Company’s share price was $1.34 (absolute amount) per share. Accordingly, the aggregate fair value of the 1,000,000 shares issued amounted to $1.34 million (absolute amount). Given that the par value of the shares is $0.004 (absolute amount) per share, the total par value of the shares issued amounted to $4, which has been recognized in Issued share capital in the consolidated statement of financial position. The remaining amount of $1,336 has been recorded in Share premium in the consolidated statement of financial position.

During the periods ended December 31, 2024 and 2023 no new shares were issued.

For the years ended December 31, 2024 and 2023 Globus has not issued any common shares as share-based payment.

As at December 31, 2025, 2024 and 2023, no Class B common shares or Series A preferred shares (par value $0.001 per share) were outstanding.

On August 3, 2023, the Company entered into a Shareholders Rights Agreement between the Company and Computershare Trust Company, N.A., as rights agent, and the Company’s board of directors authorized and declared a dividend distribution of one right for each outstanding common share to shareholders of record as of the close of business on August 21, 2023. Each right entitles the registered holder to purchase from the Company one one-thousandth of a share of Series C Participating Preferred Stock at an exercise price of $5.00 (absolute amount) per one one-thousandth of a preferred share, subject to adjustment.

The board of directors has adopted the Rights Agreement to protect shareholders from coercive or otherwise unfair takeover tactics. In general terms, it works by imposing a significant penalty upon, subject to limited exceptions, any person or group that acquires 15% or more of the outstanding common shares without the approval of the board of directors. If a shareholder’s beneficial ownership of the Company’s common shares as of the time of the public announcement of the rights plan and associated dividend declaration is at or above the applicable threshold, that shareholder’s then-existing ownership percentage would be grandfathered, but the rights would become exercisable if at any time after such announcement, the shareholder increases its ownership percentage. The Rights Agreement should not interfere with any merger or other business combination approved by the board of directors.

For persons who, prior to the time of public announcement of the Rights Agreement, beneficially own 15% or more of the outstanding common shares, the Rights Agreement “grandfathers” their current level of ownership, so long as they do not purchase additional shares in excess of certain limitations. In addition, Georgios Feidakis, Athanasios Feidakis, Konstantina Feidakis, Angelina Feidakis, Firment Shipping Inc. and Goldenmare Limited, or any of their respective affiliates are excluded from the definition of “Acquiring Person” (as defined in the Rights Agreement) and therefore may obtain beneficial ownership of 15% or more of the outstanding common shares without causing the Rights to be exercisable.

Under the Rights Agreement’s terms, (as amended on January 30, 2025), the rights will expire on August 3, 2026.

During June and July 2020, in two concurrent private placements with two registered direct offerings the Company issued 1,291,833 common shares and warrants (“PP Warrants”) to purchase 1,291,833 common shares. The exercise price of each PP Warrant was $18 (absolute amount) per common share. The exercise price of each PP Warrant issued in June 2020 was initially $30 (absolute amount) per common share but in July 2020 was reduced to $18 (absolute amount) per common share.

9.       Share Capital and Share Premium (continued)

The PP Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the resale of the common shares underlying the private placement warrants under the Securities Act is not effective or available at any time after the six month anniversary of the date of issuance of the private placement warrants, the holder may, in its sole discretion, elect to exercise the private placement warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2025 and 2024, no PP Warrants had been exercised and the Company had 833,333 and 1,291,833 PP Warrants outstanding, respectively, to purchase an aggregate of 833,333 and 1,291,833 common shares, respectively.

On December 10, 2020, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue in a registered direct offering to issue among other things (a) 1,256,765 of its common shares, par value $0.004 per share, and (b) warrants (“December 2020 Warrants”) to purchase 1,270,587 common shares with an exercise price of $8.50 (absolute amount) per common share. The exercise price was reduced to $6.25 (absolute amount) per share on January 29, 2021.

The December 2020 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2025 and 2024, no December 2020 Warrants had been exercised and the Company had December 2020 Warrants outstanding to purchase an aggregate of 1,270,587 common shares.

On January 29, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue among other things (a) 2,155,000 common shares, par value $0.004 per share, and (b) warrants (the “January 2021 Warrants”) to purchase 1,950,000 common shares, par value $0.004 per share, at an exercise price of $6.25 (absolute amount) per common share.

The January 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2025 and 2024, no January 2021 Warrants had been exercised and the Company had January 2021 Warrants outstanding to purchase an aggregate of 1,950,000 common shares.

On February 17, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue among other things (a) 3,850,000 common shares par value $0.004 per share, and (b) warrants (the “February 2021 Warrants”) to purchase 4,800,000 common shares, par value $0.004 per share, at an exercise price of $6.25 (absolute amount) per common share.

The February 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

9.       Share Capital and Share Premium (continued)

As at December 31, 2025 and 2024, no February 2021 Warrants had been exercised and the Company had February 2021 Warrants outstanding to purchase an aggregate of 4,800,000 common shares.

On June 29, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 8,900,000 common shares par value $0.004 per share, and (b) warrants (the “June 2021 Warrants”) to purchase 10,000,000 common shares, par value $0.004 per share, at an exercise price of $5.00 (absolute amount) per common share.

The June 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2025 and 2024, no June 2021 Warrants had been exercised and the Company had June 2021 Warrants outstanding to purchase an aggregate of 10,000,000 common shares.

The Company’s warrants were classified as equity in accordance with the provisions of IAS 32 meet the classification criteria as per IAS 32 and, accordingly, are classified in equity.

On March 13, 2024, the Board of Directors adopted the Globus Maritime Limited 2024 Equity Incentive Plan, or the Plan. The purpose of the Plan is to provide Company’s officers, key employees, directors, consultants and service provider, whose initiative and efforts are deemed to be important to the successful conduct of Company’s business, with incentives to (a) enter into and remain in the service of the Company or affiliates, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance and (d) enhance the long-term performance of the Company. The maximum number of our common shares that can be issued under the Plan is 2,000,000 shares. During the year ended December 31, 2025, the Company issued an award of 1,000,000 common shares under the Plan (see Note 4). As a result, the balance of common shares reserved under the Plan as at December 31, 2025 was 1,000,000. As at December 31, 2024, the Company had not made any awards under the Plan.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the Globus initial and follow-on public offerings and the effects of the share-based payments. Accordingly, at December 31, 2025, Globus share premium amounted to $285,742. For the years ended December 31, 2024 and 2023, Globus share premium amounted to $284,406.